INCOME TAXES (Components of Deferred Income Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current deferred tax assets
Accrued expenses	$ 301,218	$ 616,812
Less: valuation allowance	$ (301,218)	$ (616,812)
Current deferred tax assets, net
Non-current deferred tax assets
Net operating loss carry forwards	$ 4,083,163	$ 2,100,763
Depreciation and amortization	133,548
Impairment on intangible assets	4,401,242
Less: valuation allowance	$ (8,617,953)	$ (2,100,763)
Non-current deferred tax assets, net